CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON LTD - Condensed Statement of Cash Flows (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Investing activities
Other cash flows from investing activities		$ (3)	$ (3)	[1]	$ (47)	[1]
Financing activities
Proceeds from borrowings, net of fees paid	[2]	2,087	2,081	[1]	4,621	[1]
Repayment of debt		(1,619)	(1,977)	[1]	(4,148)	[1]
Dividends paid to equity owners of the parent		0	0	[1]	(259)	[1]
Net increase / (decrease) in cash and cash equivalents		1,017	714	[1]	474	[1]
Cash and cash equivalents at beginning of period		2,252
Cash and cash equivalents at end of period		3,107	2,252
Veon Ltd.
Condensed Cash Flow Statements, Captions [Line Items]
Net cash flows from operating activities		(108)	(27)		(13)
Investing activities
Receipt of dividends		0	0		0
Receipt of capital surplus from a subsidiary		0	(1)		317
Other cash flows from investing activities		0	3		0
Cash flows from (used in) investing activities		0	2		317
Financing activities
Proceeds from borrowings, net of fees paid		60	0		0
Repayment of debt		0	0		0
Dividends paid to equity owners of the parent		0	0		(260)
Share capital issued and paid		0	0		0
Cash flows from (used in) financing activities		60	0		(260)
Net increase / (decrease) in cash and cash equivalents		(48)	(25)		44
Net foreign exchange difference		0	0		0
Cash and cash equivalents at beginning of period		54	79		35
Cash and cash equivalents at end of period		$ 6	$ 54		$ 79

[1]	* Prior year comparatives for the years ended December 31, 2021 and 2020 are adjusted following the classification of Russia as a discontinued operation (see note 10)
[2]	Fees paid for borrowings were US$11 (2021: US$32, 2020: US$29)